Pension Plans And Other Post-Retirement Benefits (Schedule Of Net Periodic Benefit Cost Not Yet Recognized) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits [Member]
Net actuarial loss	$ 79,639	$ 46,843
Prior service cost (credit)	1,374	1,734
Total recognized in regulatory assets	81,013	48,577
Other Postretirement Benefits [Member]
Net actuarial loss	18,356	7,280
Prior service cost (credit)	(359)	(682)
Total recognized in regulatory assets	$ 17,997	$ 6,598